Catalyst Insider Long/Short Fund

Catalyst Intelligent Alternative Fund

Catalyst Hedged Futures Strategy Fund

Catalyst Time Value Trading Fund

Catalyst Exceed Defined Risk Fund

Catalyst Macro Strategy Fund

Catalyst/Auctos Multi-Strategy Fund

Catalyst Hedged Commodity Strategy Fund

Catalyst/Millburn Hedge Strategy Fund

Each a series of

Mutual Fund Series Trust

Incorporated herein by reference is the definitive version of the prospectus for Catalyst Insider Long/Short Fund Catalyst Intelligent Alternative Fund, Catalyst Hedged Futures Strategy Fund, Catalyst Time Value Trading Fund, Catalyst Exceed Defined Risk Fund, Catalyst Macro Strategy Fund, Catalyst/Auctos Multi-Strategy Fund, Catalyst Hedged Commodity Strategy Fund, Catalyst/Millburn Hedge Strategy Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, on April 13, 2017, (SEC Accession No. 0001580642-17-002327).